BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2021 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—92.2%
Austria—0.8%
Raiffeisen Bank International AG	8,224	$195,989
Brazil—7.4%
Cia Brasileira de Distribuicao	7,100	53,294
Eletromidia SA*	366,276	1,321,958
Sendas Distribuidora SA	13,500	231,575
Vivara Participacoes SA	37,300	218,288
		1,825,115
Canada—2.4%
Frontera Energy Corp.*	45,806	241,154
Parex Resources, Inc.*	20,174	344,347
		585,501
Chile—0.4%
Banco Santander Chile - ADR	4,211	90,073
China—21.9%
Alibaba Group Holding Ltd.*	16,100	430,603
Alibaba Group Holding Ltd. - SP ADR*	3,601	770,470
Baidu, Inc. - SP ADR*	887	174,092
China BlueChemical Ltd., Class H	1,134,000	357,939
China Medical System Holdings Ltd.	51,000	127,305
China Yongda Automobiles Services Holdings Ltd.	495,000	873,103
CIFI Holdings Group Co., Ltd.	263,604	229,712
Industrial & Commercial Bank of China Ltd., Class H	187,000	122,767
JNBY Design Ltd.	66,000	123,310
Longfor Group Holdings Ltd.	42,000	246,144
Momo, Inc. - SP ADR	3,001	42,104
Ping An Insurance Group Co. of China Ltd., Class H	38,458	420,083
Tencent Holdings Ltd.	5,300	414,359
Tongcheng-Elong Holdings Ltd.*	120,000	322,723
Zhongsheng Group Holdings Ltd.	92,500	769,352
		5,424,066
France—1.3%
Total SE	6,795	316,925
Greece—0.7%
JUMBO SA	9,159	176,198
Hong Kong—3.3%
Swire Properties Ltd.	74,000	223,082
WH Group Ltd.	677,500	584,270
		807,352
Hungary—1.1%
OTP Bank PLC	4,999	274,403
India—5.0%
Hindustan Petroleum Corp. Ltd.	51,210	198,236
Petronet LNG Ltd.	85,951	285,550
UPL Ltd.	67,641	756,693
		1,240,479
Indonesia—1.7%
Bank Pembangunan Daerah Jawa Timur Tbk PT	1,461,900	76,722
Dharma Satya Nusantara Tbk PT	2,421,800	88,178
Wismilak Inti Makmur Tbk PT	5,577,000	265,545
		430,445
Malaysia—1.4%
Carlsberg Brewery Malaysia Bhd	44,400	236,313
Uchi Technologies Bhd	166,300	124,777
		361,090
Mexico—2.1%
Concentradora Fibra Danhos SA de CV	147,900	176,354
Grupo Comercial Chedraui SA de CV	74,300	118,698
Macquarie Mexico Real Estate Management SA de CV	197,200	217,714
		512,766
Russia—2.9%
Fix Price Group Ltd. - GDR*	35,880	292,422
Sberbank of Russia PJSC - SP ADR	25,668	433,276
		725,698
Singapore—2.7%
DBS Group Holdings Ltd.	12,856	295,387
Golden Agri-Resources Ltd.	1,199,500	212,954
United Overseas Bank Ltd.	7,700	152,892
		661,233
South Africa—4.2%
Distell Group Holdings Ltd.*	23,709	292,293
Naspers Ltd., Class N - SP ADR	8,249	363,121
Naspers Ltd., Class N	102	22,484
Pick n Pay Stores Ltd.	46,809	198,088
SPAR Group Ltd., (The)	12,350	170,043
		1,046,029
South Korea—10.6%
GS Home Shopping, Inc.	921	123,496
Hana Financial Group, Inc.	10,666	435,410
Hankook Tire & Technology Co., Ltd.	4,128	178,682
Innocean Worldwide	3,031	176,203
KB Financial Group, Inc.	5,176	265,196
Osstem Implant Co., Ltd.	1,627	129,620
Samsung Electronics Co., Ltd.	2,674	191,940
SK Hynix, Inc.	9,995	1,120,650
		2,621,197
Taiwan—19.8%
Fusheng Precision Co., Ltd.	23,000	183,149
Ginko International Co., Ltd.	20,000	126,346
Global Mixed Mode Technology, Inc.	31,000	245,303
Lotes Co., Ltd.	19,000	404,861
Nanya Technology Corp.	415,000	1,203,097
Pegavision Corp.	8,000	146,002
Taiwan Semiconductor Manufacturing Co., Ltd.	20,000	424,644
Taiwan Semiconductor Manufacturing Co., Ltd. - SP ADR	7,018	823,633
Tripod Technology Corp.	81,000	368,994
Wiwynn Corp.	30,000	982,226
		4,908,255
United States—2.5%
Micron Technology, Inc.*	2,858	240,472
National Energy Services Reunited Corp.*	29,574	379,435
		619,907
TOTAL COMMON STOCKS
(Cost $19,430,408)		22,822,721
PREFERRED STOCKS—4.5%
Brazil—1.4%
Itau Unibanco Holding SA 2.229%	38,900	221,904
Randon SA Implementos e Participacoes 4.107%	42,800	121,788
		343,692
Chile—0.7%
Embotelladora Andina SA, Class B 6.613%	69,876	166,372
South Korea—2.4%
Samsung Electronics Co., Ltd. 4.146%	9,258	598,951
TOTAL PREFERRED STOCKS
(Cost $797,979)		1,109,015

SHORT-TERM INVESTMENTS—1.5%
U.S. Bank Money Market Deposit Account, 0.01%(a)	377,205	377,205
TOTAL SHORT-TERM INVESTMENTS
(Cost $377,205)		377,205
TOTAL INVESTMENTS—98.2%
(Cost $20,605,592)		24,308,941
OTHER ASSETS IN EXCESS OF LIABILITIES—1.8%		457,607
NET ASSETS—100.0%		$24,766,548

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	The rate shown is as of May 31, 2021.

Contracts For Difference held by the Fund at May 31, 2021, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Long
China
Netdragon Websoft Holdings Ltd.	Goldman Sachs	09/18/2025	0.09%	Monthly	21,500	$62,055	$2,759
Portugal
Jeronimo Martins SGPS SA	Goldman Sachs	09/18/2025	-0.56	Monthly	4,135	79,998	(223)
Russia
Detsky Mir PJSC	Goldman Sachs	09/18/2025	0.10	Monthly	96,210	199,515	3,097
South Korea
POSCO	Goldman Sachs	09/18/2025	0.10	Monthly	770	246,472	(16,162)
Taiwan
Taiwan Semiconductor Manufacturing Co., Ltd.	Goldman Sachs	09/18/2025	0.10	Monthly	9,000	191,417	7,092
Total Long						779,457	(3,437)
Net unrealized gain/(loss) on Contracts For Difference							$(3,437)

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS EMERGING MARKETS FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2021 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Emerging Markets Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2021, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Austria	$195,989	$-	$195,989	$-
Brazil	1,825,115	1,825,115	-	-
Canada	585,501	585,501	-	-
Chile	90,073	90,073	-	-
China	5,424,066	1,109,976	4,314,090	-
France	316,925	-	316,925	-
Greece	176,198	-	176,198	-
Hong Kong	807,352	-	807,352	-
Hungary	274,403	-	274,403	-
India	1,240,479	-	1,240,479	-
Indonesia	430,445	-	430,445	-
Malaysia	361,090	236,313	124,777	-
Mexico	512,766	512,766	-	-
Russia	725,698	725,698	-	-
Singapore	661,233	-	661,233	-
South Africa	1,046,029	1,023,545	22,484	-
South Korea	2,621,197	-	2,621,197	-
Taiwan	4,908,255	823,633	4,084,622	-
United States	619,907	619,907	-	-
Preferred Stock
Brazil	343,692	343,692	-	-
Chile	166,372	166,372	-	-
South Korea	598,951	-	598,951	-
Short-Term Investments	377,205	377,205	-	-
Contracts For Difference
Equity Contracts	12,948	12,948	-	-
Total Assets	$24,321,889	$8,452,744	$15,869,145	$-

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Contracts For Difference
Equity Contracts	$(16,385)	$(16,385)	$-	$-
Total Liabilities	$(16,385)	$(16,385)	$-	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s  investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2021, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.